Consolidated Statements Of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Distributions In Excess Of Net Income [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Parent	Noncontrolling Interest [Member]
Beginning equity balance, value at Dec. 31, 2009	$ 976,827	$ 130	$ 1,174,230	$ (225,462)	$ 5,397	$ (65,636)	$ 888,659	$ 88,168
Beginning equity balance, shares at Dec. 31, 2009		122,861,101
Shares issued, net of offering cost, value	30,587	4	30,583				30,587
Shares issued, net of offering cost, shares		3,435,991
Shares issued to affiliates, value	11,753	1	11,752				11,753
Shares issued to affiliates, shares		1,277,511
Distributions declared	(82,493)			(82,493)			(82,493)
Contributions from noncotrolling interest	417,458							417,458
Distributions to noncontrolling interests	(427,751)							(427,751)
Net income				32,007			32,007	4,905
Other comprehensive loss:
Foreign currency translation adjustment	(16,211)				(12,583)		(12,583)	(3,628)
Change in unrealized loss on derivative instruments	(1,316)				(1,303)		(1,303)	(13)
Change in unrealized gain on marketable securities	29				29		29
Repurchase of shares, value	(15,444)					(15,444)	(15,444)
Repurchase of shares, shares		(1,818,246)
Ending equity balance, value at Dec. 31, 2010	930,351	135	1,216,565	(275,948)	(8,460)	(81,080)	851,212	79,139
Ending equity balance, shares at Dec. 31, 2010		125,756,357
Shares issued, net of offering cost, value	31,330	3	31,327				31,330
Shares issued, net of offering cost, shares		3,746,731
Shares issued to affiliates, value	137,768	16	137,752				137,768
Shares issued to affiliates, shares		15,641,539
Shares issued to shareholders of CPA:14 in the Merger, value	510,549	57	510,492				510,549
Shares issued to shareholders of CPA:14 in the Merger, shares		57,365,145
Issuance of noncontrolling interest	78,136							78,136
Purchase of noncontrolling interests through Merger	(45,889)		3,543		5,532		9,075	(54,964)
Issuance of Special Member Interest	69,224		34,612				34,612	34,612
Change in ownership interest	(34,300)							(34,300)
Distributions declared	(116,465)			(116,465)			(116,465)
Contributions from noncotrolling interest	2,271							2,271
Distributions to noncontrolling interests	(42,846)							(42,846)
Net income	19,391			9,500			9,500	9,891
Other comprehensive loss:
Foreign currency translation adjustment	(18,374)				(23,640)		(23,640)	5,266
Change in unrealized loss on derivative instruments	(849)				(849)		(849)
Change in unrealized gain on marketable securities	(92)				(113)		(113)	21
Repurchase of shares, value	(18,922)					(18,922)	(18,922)
Repurchase of shares, shares		(2,250,087)
Ending equity balance, value at Dec. 31, 2011	1,501,283	211	1,934,291	(382,913)	(27,530)	(100,002)	1,424,057	77,226
Ending equity balance, shares at Dec. 31, 2011		200,259,685
Shares issued, net of offering cost, value	34,979	5	34,974				34,979
Shares issued, net of offering cost, shares		4,064,041
Shares issued to affiliates, value	11,720	1	11,719				11,720
Shares issued to affiliates, shares		1,295,937
Distributions declared	(135,203)			(135,203)			(135,203)
Contributions from noncotrolling interest	20,797							20,797
Distributions to noncontrolling interests	(29,288)							(29,288)
Net income	43,642			18,066			18,066	25,576
Other comprehensive loss:
Foreign currency translation adjustment	7,464				6,295		6,295	1,169
Change in unrealized loss on derivative instruments	(5,851)				(5,851)		(5,851)
Change in unrealized gain on marketable securities	43				43		43
Repurchase of shares, value	(26,226)					(26,226)	(26,226)
Repurchase of shares, shares		(3,002,389)
Ending equity balance, value at Dec. 31, 2012	$ 1,423,360	$ 217	$ 1,980,984	$ (500,050)	$ (27,043)	$ (126,228)	$ 1,327,880	$ 95,480
Ending equity balance, shares at Dec. 31, 2012		202,617,274